Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Credit Losses Tables [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding

	December 31,
(in millions)	2011	2010	2009	2008	2007
Commercial:
Commercial and industrial	$167,216	151,284	158,352	202,469	90,468
Real estate mortgage	105,975	99,435	97,527	94,923	36,747
Real estate construction	19,382	25,333	36,978	42,861	18,854
Lease financing	13,117	13,094	14,210	15,829	6,772
Foreign (1)	39,760	32,912	29,398	33,882	7,441
Total commercial	345,450	322,058	336,465	389,964	160,282
Consumer:
Real estate 1-4 family first mortgage	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage	85,991	96,149	103,708	110,164	75,565
Credit card	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment	86,460	86,565	89,058	93,253	56,171
Total consumer	424,181	435,209	446,305	474,866	221,913
Total loans	$769,631	757,267	782,770	864,830	382,195

  Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign if the borrower's primary address is outside of the United States.

Loans and Allowance for Credit Losses, Significant Activity

	2011			2010
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Year ended December 31,
Purchases (1)	$7,078	284	7,362	2,135	162	2,297
Sales	(4,705)	(1,018)	(5,723)	(5,930)	(553)	(6,483)
Transfers from/(to) MHFS/LHFS (1)	(164)	(75)	(239)	(1,461)	(82)	(1,543)

  The “Purchases” and “Transfers (from)/to MHFS/LHFS" categories exclude activity in government insured/guaranteed loans where Wells Fargo acts as servicer. On a net basis, this activity was $10.4 billion and $7.0 billion for the year ended December 31, 2011 and 2010, respectively.

Loans and Allowance for Credit Losses, Commitments to Lend

	December 31,
(in millions)	2011	2010
Commercial:
Commercial and industrial	$201,061	185,947
Real estate mortgage	5,419	4,596
Real estate construction	7,347	5,698
Foreign	6,083	7,775
Total commercial	219,910	204,016
Consumer:
Real estate 1-4 family first mortgage	37,185	36,562
Real estate 1-4 family
junior lien mortgage	55,207	58,618
Credit card	65,111	62,019
Other revolving credit and installment	17,617	18,458
Total consumer	175,120	175,657
Total unfunded
credit commitments	$395,030	379,673

Loans and Allowance for Credit Losses, Allowance for Credit Losses

	Year ended December 31,
(in millions)	2011	2010	2009	2008	2007
Balance, beginning of year	$23,463	25,031	21,711	5,518	3,964
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Interest income on certain impaired loans (1)	(332)	(266)	-	-	-
Loan charge-offs:
Commercial:
Commercial and industrial	(1,598)	(2,775)	(3,365)	(1,653)	(629)
Real estate mortgage	(636)	(1,151)	(670)	(29)	(6)
Real estate construction	(351)	(1,189)	(1,063)	(178)	(14)
Lease financing	(38)	(120)	(229)	(65)	(33)
Foreign	(173)	(198)	(237)	(245)	(265)
Total commercial	(2,796)	(5,433)	(5,564)	(2,170)	(947)
Consumer:
Real estate 1-4 family first mortgage	(3,883)	(4,900)	(3,318)	(540)	(109)
Real estate 1-4 family junior lien mortgage	(3,763)	(4,934)	(4,812)	(2,204)	(648)
Credit card	(1,449)	(2,396)	(2,708)	(1,563)	(832)
Other revolving credit and installment	(1,724)	(2,437)	(3,423)	(2,300)	(1,913)
Total consumer	(10,819)	(14,667)	(14,261)	(6,607)	(3,502)
Total loan charge-offs	(13,615)	(20,100)	(19,825)	(8,777)	(4,449)
Loan recoveries:
Commercial:
Commercial and industrial	419	427	254	114	119
Real estate mortgage	143	68	33	5	8
Real estate construction	146	110	16	3	2
Lease financing	24	20	20	13	17
Foreign	45	53	40	49	65
Total commercial	777	678	363	184	211
Consumer:
Real estate 1-4 family first mortgage	405	522	185	37	22
Real estate 1-4 family junior lien mortgage	218	211	174	89	53
Credit card	251	218	180	147	120
Other revolving credit and installment	665	718	755	481	504
Total consumer	1,539	1,669	1,294	754	699
Total loan recoveries	2,316	2,347	1,657	938	910
Net loan charge-offs (2)	(11,299)	(17,753)	(18,168)	(7,839)	(3,539)
Allowances related to business combinations/other (3)	(63)	698	(180)	8,053	154
Balance, end of year	$19,668	23,463	25,031	21,711	5,518
Components:
Allowance for loan losses	$19,372	23,022	24,516	21,013	5,307
Allowance for unfunded credit commitments	296	441	515	698	211
Allowance for credit losses (4)	$19,668	23,463	25,031	21,711	5,518
Net loan charge-offs as a percentage of average total loans (2)	1.49%	2.30	2.21	1.97	1.03
Allowance for loan losses as a percentage of total loans (4)	2.52	3.04	3.13	2.43	1.39
Allowance for credit losses as a percentage of total loans (4)	2.56	3.10	3.20	2.51	1.44

  Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan's effective interest rate over the remaining life of the loan recognize reductions in allowance as interest income.
  For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.
  Includes $693 million for the year ended December 31, 2010, related to the adoption of consolidation accounting guidance on January 1, 2010.
  The allowance for credit losses includes $231 million, $298 million and $333 million at December 31, 2011, 2010 and 2009, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category

			2011			2010
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Year ended December 31,
Balance, beginning of year	$8,169	15,294	23,463	8,141	16,890	25,031
Provision for credit losses	365	7,534	7,899	4,913	10,840	15,753
Interest income on certain impaired loans	(161)	(171)	(332)	(139)	(127)	(266)

Loan charge-offs	(2,796)	(10,819)	(13,615)	(5,433)	(14,667)	(20,100)
Loan recoveries	777	1,539	2,316	678	1,669	2,347
Net loan charge-offs	(2,019)	(9,280)	(11,299)	(4,755)	(12,998)	(17,753)
Allowance related to business combinations/other	4	(67)	(63)	9	689	698
Balance, end of year	$6,358	13,310	19,668	8,169	15,294	23,463

Loans and Allowance for Credit Losses, by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total

December 31, 2011

Collectively evaluated (1)	$4,060	8,699	12,759	328,117	376,785	704,902
Individually evaluated (2)	2,133	4,545	6,678	10,566	17,444	28,010
PCI (3)	165	66	231	6,767	29,952	36,719
Total	$6,358	13,310	19,668	345,450	424,181	769,631

December 31, 2010

Collectively evaluated (1)	$5,424	11,539	16,963	302,392	387,707	690,099
Individually evaluated (2)	2,479	3,723	6,202	11,731	14,007	25,738
PCI (3)	266	32	298	7,935	33,495	41,430
Total	$8,169	15,294	23,463	322,058	435,209	757,267

  Represents loans collectively evaluated for impairment in accordance with ASC 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for unimpaired loans.
  Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.
  Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 03-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2011

By risk category:
Pass	$144,980	80,215	10,865	12,455	36,567	285,082
Criticized	21,837	22,490	6,772	662	1,840	53,601
Total commercial loans (excluding PCI)	166,817	102,705	17,637	13,117	38,407	338,683
Total commercial PCI loans (carrying value)	399	3,270	1,745	-	1,353	6,767
Total commercial loans	$167,216	105,975	19,382	13,117	39,760	345,450

December 31, 2010

By risk category:
Pass	$126,058	70,597	11,256	12,411	30,341	250,663
Criticized	24,508	25,983	11,128	683	1,158	63,460
Total commercial loans (excluding PCI)	150,566	96,580	22,384	13,094	31,499	314,123
Total commercial PCI loans (carrying value)	718	2,855	2,949	-	1,413	7,935
Total commercial loans	$151,284	99,435	25,333	13,094	32,912	322,058

Loans by Delinquency Status, Commercial

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2011

By delinquency status:
Current-29 DPD and still accruing	$163,583	97,410	15,471	12,934	38,122	327,520
30-89 DPD and still accruing	939	954	187	130	232	2,442
90+ DPD and still accruing	153	256	89	-	6	504
Nonaccrual loans	2,142	4,085	1,890	53	47	8,217
Total commercial loans (excluding PCI)	166,817	102,705	17,637	13,117	38,407	338,683
Total commercial PCI loans (carrying value)	399	3,270	1,745	-	1,353	6,767
Total commercial loans	$167,216	105,975	19,382	13,117	39,760	345,450

December 31, 2010

By delinquency status:
Current-29 DPD and still accruing	$146,135	90,233	19,005	12,927	31,350	299,650
30-89 DPD and still accruing	910	1,016	510	59	-	2,495
90+ DPD and still accruing	308	104	193	-	22	627
Nonaccrual loans	3,213	5,227	2,676	108	127	11,351
Total commercial loans (excluding PCI)	150,566	96,580	22,384	13,094	31,499	314,123
Total commercial PCI loans (carrying value)	718	2,855	2,949	-	1,413	7,935
Total commercial loans	$151,284	99,435	25,333	13,094	32,912	322,058

Loans by Delinquency Status, Consumer

	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

December 31, 2011

By delinquency status:
Current-29 DPD	$156,985	83,033	22,125	69,712	331,855
30-59 DPD	4,075	786	211	963	6,035
60-89 DPD	2,012	501	154	275	2,942
90-119 DPD	1,152	382	135	127	1,796
120-179 DPD	1,704	537	211	33	2,485
180+ DPD	6,665	546	-	4	7,215
Government insured/guaranteed loans (1)	26,555	-	-	15,346	41,901
Total consumer loans (excluding PCI)	199,148	85,785	22,836	86,460	394,229
Total consumer PCI loans (carrying value)	29,746	206	-	-	29,952
Total consumer loans	$228,894	85,991	22,836	86,460	424,181

December 31, 2010 (2)

By delinquency status:
Current-29 DPD	$164,558	92,512	21,276	67,129	345,475
30-59 DPD	4,516	917	262	1,261	6,956
60-89 DPD	2,173	608	207	376	3,364
90-119 DPD	1,399	476	190	171	2,236
120-179 DPD	2,080	764	324	58	3,226
180+ DPD	6,750	622	1	117	7,490
Government insured/guaranteed loans (1)	15,514	-	-	17,453	32,967
Total consumer loans (excluding PCI)	196,990	95,899	22,260	86,565	401,714
Total consumer PCI loans (carrying value)	33,245	250	-	-	33,495
Total consumer loans	$230,235	96,149	22,260	86,565	435,209

  Represents loans whose repayments are insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the Federal Family Education Loan Program (FFELP). In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.
  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.

Loans by FICO Score, Consumer

	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

December 31, 2011

By updated FICO:
< 600	$21,604	7,428	2,323	8,921	40,276
600-639	10,978	4,086	1,787	6,222	23,073
640-679	15,563	7,187	3,383	9,350	35,483
680-719	23,622	12,497	4,697	10,465	51,281
720-759	27,417	17,574	4,760	9,936	59,687
760-799	47,337	24,979	3,517	11,163	86,996
800+	21,381	10,247	1,969	5,674	39,271
No FICO available	4,691	1,787	400	4,393	11,271
FICO not required	-	-	-	4,990	4,990
Government insured/guaranteed loans (1)	26,555	-	-	15,346	41,901
Total consumer loans (excluding PCI)	199,148	85,785	22,836	86,460	394,229
Total consumer PCI loans (carrying value)	29,746	206	-	-	29,952
Total consumer loans	$228,894	85,991	22,836	86,460	424,181

December 31, 2010 (2)

By updated FICO:
< 600	$26,013	9,126	2,872	10,806	48,817
600-639	11,105	4,457	1,826	5,965	23,353
640-679	16,202	7,678	3,305	8,344	35,529
680-719	25,549	13,759	4,522	9,480	53,310
720-759	29,443	20,334	4,441	8,808	63,026
760-799	47,250	27,222	3,215	9,357	87,044
800+	19,719	10,607	1,794	4,692	36,812
No FICO available	6,195	2,716	285	7,528	16,724
FICO not required	-	-	-	4,132	4,132
Government insured/guaranteed loans (1)	15,514	-	-	17,453	32,967
Total consumer loans (excluding PCI)	196,990	95,899	22,260	86,565	401,714
Total consumer PCI loans (carrying value)	33,245	250	-	-	33,495
Total consumer loans	$230,235	96,149	22,260	86,565	435,209

  Represents loans whose repayments are insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under FFELP. In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.
  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.

Loans by Loan to Value Ratio, Consumer

	December 31, 2011			December 31, 2010 (1)
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$46,476	12,694	59,170	47,808	14,814	62,622
60.01-80%	46,831	15,722	62,553	42,542	17,744	60,286
80.01-100%	36,764	20,290	57,054	39,497	24,255	63,752
100.01-120% (2)	21,116	15,829	36,945	24,147	17,887	42,034
> 120% (2)	18,608	18,626	37,234	24,243	18,628	42,871
No LTV/CLTV available	2,798	2,624	5,422	3,239	2,571	5,810
Government insured/guaranteed loans (3)	26,555	-	26,555	15,514	-	15,514
Total consumer loans (excluding PCI)	199,148	85,785	284,933	196,990	95,899	292,889
Total consumer PCI loans (carrying value)	29,746	206	29,952	33,245	250	33,495
Total consumer loans	$228,894	85,991	314,885	230,235	96,149	326,384

  Amounts at December 31, 2010, have been revised to conform to the current separate presentation of government insured/guaranteed loans.
  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
  Represents loans whose repayments are insured by the FHA or guaranteed by the VA. In 2011, we consolidated $5.6 billion of previously sold FHA insured real estate 1-4 family reverse mortgages.

Nonaccrual Loans

	December 31,
(in millions)	2011	2010
Commercial:
Commercial and industrial	$2,142	3,213
Real estate mortgage	4,085	5,227
Real estate construction	1,890	2,676
Lease financing	53	108
Foreign	47	127
Total commercial (1)	8,217	11,351
Consumer:
Real estate 1-4 family first mortgage (2)	10,913	12,289
Real estate 1-4 family junior lien mortgage	1,975	2,302
Other revolving credit and installment	199	300
Total consumer	13,087	14,891
Total nonaccrual loans
(excluding PCI)	$21,304	26,242

  Includes LHFS of $25 million and $3 million at December 31, 2011 and 2010, respectively.
  Includes MHFS of $301 million and $426 million at December 31, 2011 and 2010, respectively.

90 days Past Due but Still Accruing Loans

	December 31,
(in millions)	2011	2010
Loan 90 days or more past due and still accruing:
Total (excluding PCI):	$22,569	18,488
Less: FHA insured/VA guaranteed (1)	19,240	14,733
Less: Student loans guaranteed
under the FFELP (2)	1,281	1,106
Total, not government
insured/guaranteed	$2,048	2,649

By segment and class, not government
insured/guaranteed:
Commercial:
Commercial and industrial	$153	308
Real estate mortgage	256	104
Real estate construction	89	193
Foreign	6	22
Total commercial	504	627
Consumer:
Real estate 1-4 family first mortgage (3)	781	941
Real estate 1-4 family junior lien mortgage (3)	279	366
Credit card	346	516
Other revolving credit and installment	138	199
Total consumer	1,544	2,022
Total, not government
insured/guaranteed	$2,048	2,649

(1)	Represents loans whose repayments are insured by the FHA or guaranteed by the VA.
(2)	Represents loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP.
(3)	Includes mortgage held for sale 90 days or more past due and still accruing.

Impaired Loans

		Recorded investment
			Impaired loans
	Unpaid		with related	Related
	principal	Impaired	allowance for	allowance for
(in millions)	balance	loans	credit losses	credit losses

December 31, 2011

Commercial:
Commercial and industrial	$7,191	3,072	3,018	501
Real estate mortgage	7,490	5,114	4,637	1,133
Real estate construction	4,733	2,281	2,281	470
Lease financing	127	68	68	21
Foreign	185	31	31	8
Total commercial	19,726	10,566	10,035	2,133
Consumer:
Real estate 1-4 family first mortgage	16,494	14,486	13,909	3,380
Real estate 1-4 family junior lien mortgage	2,232	2,079	2,079	784
Credit card	593	593	593	339
Other revolving credit and installment	287	286	274	42
Total consumer	19,606	17,444	16,855	4,545
Total impaired loans (excluding PCI)	$39,332	28,010	26,890	6,678

December 31, 2010

Commercial:
Commercial and industrial	$8,190	3,600	3,276	607
Real estate mortgage	7,439	5,239	5,163	1,282
Real estate construction	4,676	2,786	2,786	548
Lease financing	149	91	91	34
Foreign	215	15	15	8
Total commercial	20,669	11,731	11,331	2,479
Consumer:
Real estate 1-4 family first mortgage	12,834	11,603	11,603	2,754
Real estate 1-4 family junior lien mortgage	1,759	1,626	1,626	578
Credit card	548	548	548	333
Other revolving credit and installment	231	230	230	58
Total consumer	15,372	14,007	14,007	3,723
Total impaired loans (excluding PCI)	$36,041	25,738	25,338	6,202

Impaired Loans, Average Recorded Investment and Interest Income

	Year ended December 31,
	2011		2010
	Average	Recognized	Average	Recognized
	recorded	interest	recorded	interest
(in millions)	investment	income	investment	income
Commercial:
Commercial and industrial	$3,282	105	4,098	64
Real estate mortgage	5,308	80	4,598	41
Real estate construction	2,481	70	3,203	28
Lease financing	80	-	166	-
Foreign	29	-	47	-
Total commercial	11,180	255	12,112	133
Consumer:
Real estate 1-4 family first mortgage	13,592	700	9,221	494
Real estate 1-4 family junior lien mortgage	1,962	76	1,443	55
Credit card	594	21	360	13
Other revolving credit and installment	270	27	132	3
Total consumer	16,418	824	11,156	565
Total impaired loans	$27,598	1,079	23,268	698

Impaired Loans, Interest Income

	Year ended December 31,
(in millions)	2011	2010	2009

Average recorded investment in impaired loans	$27,598	23,268	10,557
Interest income:
Cash basis of accounting	$180	250	130
Other (1)	899	448	102
Total interest income	$1,079	698	232

  Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.

Troubled Debt Restructurings, Modification by Type

	Primary modification type (1)				Financial effects of modifications
						Weighted	Recorded
			Other			average	investment
		Interest	interest			interest	related to
		rate	rate		Charge-	rate	interest rate
(in millions)	Principal (2)	reduction	concessions (3)	Total	offs (4)	reduction	reduction
Year ended December 31, 2011
Commercial:
Commercial and industrial	$166	64	2,412	2,642	84	3.13%	$69
Real estate mortgage	113	146	1,894	2,153	24	1.46	160
Real estate construction	29	114	421	564	26	0.81	125
Lease financing	-	-	57	57	-	-	-
Foreign	-	-	22	22	-	-	-
Total commercial	308	324	4,806	5,438	134	1.55	354
Consumer:
Real estate 1-4 family first mortgage	1,629	1,908	934	4,471	293	3.27	3,322
Real estate 1-4 family junior lien mortgage	98	559	197	854	28	4.34	654
Credit card	-	336	-	336	2	10.77	260
Other revolving credit and installment	74	119	7	200	24	6.36	181
Trial modifications (5)	-	-	651	651	-	-	-
Total consumer	1,801	2,922	1,789	6,512	347	4.00	4,417
Total	$2,109	3,246	6,595	11,950	481	3.82%	$4,771

  Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs with multiple types of concessions are presented only once in the table in the first category type based on the order presented.
  Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.
  Other interest rate concessions include loans modified to an interest rate that is not commensurate with the credit risk, even though the rate may have been increased. These modifications would include renewals, term extensions, and other interest adjustments, but exclude modifications that also forgive principal and/or reduce the interest rate.
  Charge-offs include write-downs of the investment in the loan in the period of modification. In some cases, the amount of charge-offs will differ from the modification terms if the loan has already been charged down based on our policies. Modifications resulted in forgiving principal (actual, contingent or deferred) of $577 million in 2011.
  Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified.

Troubled Debt Restructuring, Current Defaults

Year ended
December 31, 2011
Recorded
investment
(in millions)	of defaults
Commercial:
Commercial and industrial	$216
Real estate mortgage	331
Real estate construction	69
Lease financing	1
Foreign	1
Total commercial	618
Consumer:
Real estate 1-4 family first mortgage	1,110
Real estate 1-4 family junior lien mortgage	137
Credit card	156
Other revolving credit and installment	113
Total consumer	1,516
Total	$2,134

Purchased Credit Impaired Loans, Loans Outstanding

		December 31,
(in millions)	2011	2010	2009	2008
Commercial:
Commercial and industrial	$399	718	1,911	4,580
Real estate mortgage	3,270	2,855	4,137	5,803
Real estate construction	1,745	2,949	5,207	6,462
Foreign	1,353	1,413	1,733	1,859
Total commercial	6,767	7,935	12,988	18,704
Consumer:
Real estate 1-4 family first mortgage	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage	206	250	331	728
Other revolving credit and installment	-	-	-	151
Total consumer	29,952	33,495	38,717	40,093
Total PCI loans (carrying value)	$36,719	41,430	51,705	58,797
Total PCI loans (unpaid principal balance)	$55,312	64,331	83,615	98,182

Purchased Credit Impaired Loans, Accretable Yield

	Year ended December 31,
(in millions)	2011	2010	2009
Total, beginning of year	$16,714	14,559	10,447
Addition of accretable yield due to acquisitions	128	-	-
Accretion into interest income (1)	(2,206)	(2,392)	(2,601)
Accretion into noninterest income due to sales (2)	(189)	(43)	(5)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	373	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference (3)	1,141	1,191	6,277
Total, end of year	$15,961	16,714	14,559

  Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.
  Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.
  Represents changes in cash flows expected to be collected due to changes in interest rates on variable rate PCI loans, changes in prepayment assumptions and the impact of modifications.

Purchased Credit Impaired Loans, Allowance for Credit Losses

			Other
(in millions)	Commercial	Pick-a-Pay	consumer	Total
Balance, December 31, 2008	$-	-	-	-
Provision for losses due to credit deterioration	850	-	3	853
Charge-offs	(520)	-	-	(520)
Balance, December 31, 2009	330	-	3	333
Provision for losses due to credit deterioration	712	-	59	771
Charge-offs	(776)	-	(30)	(806)
Balance, December 31, 2010	266	-	32	298
Provision for losses due to credit deterioration	106	-	54	160
Charge-offs	(207)	-	(20)	(227)
Balance, December 31, 2011	$165	-	66	231

Purchased Credit Impaired Loans by Credit Quality Indicator

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2011

By risk category:
Pass	$191	640	321	-	1,152
Criticized	208	2,630	1,424	1,353	5,615
Total commercial PCI loans	$399	3,270	1,745	1,353	6,767

December 31, 2010

By risk category:
Pass	$214	352	128	210	904
Criticized	504	2,503	2,821	1,203	7,031
Total commercial PCI loans	$718	2,855	2,949	1,413	7,935

Purchased Credit Impaired Loans by Delinquency Status, Commercial

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2011

By delinquency status:
Current-29 DPD and still accruing	$359	2,867	1,206	1,178	5,610
30-89 DPD and still accruing	22	178	72	-	272
90+ DPD and still accruing	18	225	467	175	885
Total commercial PCI loans	$399	3,270	1,745	1,353	6,767

December 31, 2010

By delinquency status:
Current-29 DPD and still accruing	$612	2,295	1,395	1,209	5,511
30-89 DPD and still accruing	22	113	178	-	313
90+ DPD and still accruing	84	447	1,376	204	2,111
Total commercial PCI loans	$718	2,855	2,949	1,413	7,935

Purchased Credit Impaired Loans by Delinquency Status, Consumer

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By delinquency status:
Current-29 DPD	$25,693	268	25,961	29,297	436	29,733
30-59 DPD	3,272	20	3,292	3,586	30	3,616
60-89 DPD	1,433	9	1,442	1,364	17	1,381
90-119 DPD	791	8	799	881	13	894
120-179 DPD	1,169	10	1,179	1,346	19	1,365
180+ DPD	5,921	150	6,071	7,214	220	7,434
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

Purchased Credit Impaired Loans by FICO Score, Consumer

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By FICO:
< 600	$17,169	210	17,379	22,334	363	22,697
600-639	7,489	83	7,572	7,563	109	7,672
640-679	6,646	89	6,735	6,185	96	6,281
680-719	3,698	47	3,745	3,949	60	4,009
720-759	1,875	14	1,889	2,057	17	2,074
760-799	903	6	909	1,087	7	1,094
800+	215	2	217	232	2	234
No FICO available	284	14	298	281	81	362
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

Purchased Credit Impaired Loans by Loan to Value Ratio, Consumer

	December 31, 2011			December 31, 2010
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$1,243	25	1,268	1,653	43	1,696
60.01-80%	3,806	49	3,855	5,513	42	5,555
80.01-100%	9,341	63	9,404	11,861	89	11,950
100.01-120% (1)	9,471	79	9,550	9,525	116	9,641
> 120% (1)	14,318	246	14,564	15,047	314	15,361
No LTV/CLTV available	100	3	103	89	131	220
Total consumer PCI loans (adjusted unpaid principal balance)	$38,279	465	38,744	43,688	735	44,423
Total consumer PCI loans (carrying value)	$29,746	206	29,952	33,245	250	33,495

  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV